UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FIRST START GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED
OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                                USAA FIRST START
                                        GROWTH Fund

                    [GRAPHIC OF USAA FIRST START GROWTH FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES    SECURITY                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (68.2%)

              COMMON STOCKS (59.4%)

              CONSUMER DISCRETIONARY (4.9%)
              -----------------------------
              APPAREL RETAIL (0.4%)
     6,500    American Eagle Outfitters, Inc.                                                                     $    298
    15,500    AnnTaylor Stores Corp.*                                                                                  682
                                                                                                                  --------
                                                                                                                       980
                                                                                                                  --------
              AUTO PARTS & EQUIPMENT (0.3%)
    10,000    Autoliv, Inc.                                                                                            569
     3,600    Borg Warner, Inc.                                                                                        207
                                                                                                                  --------
                                                                                                                       776
                                                                                                                  --------
              BROADCASTING & CABLE TV (0.9%)
     7,300    CBS Corp. "B"                                                                                            211
     7,200    Comcast Corp. "A"*                                                                                       293
    44,000    DIRECTV Group, Inc.*                                                                                     980
    18,500    EchoStar Communications Corp. "A"*                                                                       657
                                                                                                                  --------
                                                                                                                     2,141
                                                                                                                  --------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
    10,100    Best Buy Co., Inc.                                                                                       558
                                                                                                                  --------
              CONSUMER ELECTRONICS (0.2%)
     3,600    Harman International Industries, Inc.                                                                    368
                                                                                                                  --------
              DEPARTMENT STORES (0.5%)
    14,000    Federated Department Stores, Inc.                                                                        614
     4,600    Kohl's Corp.*                                                                                            325
     1,300    Sears Holdings Corp.*                                                                                    227
                                                                                                                  --------
                                                                                                                     1,166
                                                                                                                  --------
              HOME IMPROVEMENT RETAIL (0.6%)
     9,700    Home Depot, Inc.                                                                                         362
    15,000    Lowe's Companies, Inc.                                                                                   452
     8,600    Sherwin-Williams Co.                                                                                     510
                                                                                                                  --------
                                                                                                                     1,324
                                                                                                                  --------
              HOMEFURNISHING RETAIL (0.1%)
     7,800    Rent-A-Center, Inc.*                                                                                     224
                                                                                                                  --------
              HOUSEHOLD APPLIANCES (0.3%)
     7,200    Whirlpool Corp.                                                                                          626
                                                                                                                  --------
              INTERNET RETAIL (0.2%)
    25,400    Expedia, Inc.*                                                                                           413
                                                                                                                  --------
              LEISURE PRODUCTS (0.5%)
    25,500    Hasbro, Inc.                                                                                             661
    22,800    Mattel, Inc.                                                                                             516
                                                                                                                  --------
                                                                                                                     1,177
                                                                                                                  --------
              MOTORCYCLE MANUFACTURERS (0.1%)
     3,200    Harley-Davidson, Inc.                                                                                    220
                                                                                                                  --------
              MOVIES & ENTERTAINMENT (0.1%)
    10,600    Time Warner, Inc.                                                                                        212
                                                                                                                  --------

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USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES    SECURITY                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------------
              PUBLISHING (0.2%)
    17,500    Scholastic Corp.*                                                                                   $    550
                                                                                                                  --------
              RESTAURANTS (0.3%)
    14,400    Brinker International, Inc.                                                                              669
                                                                                                                  --------
              Total Consumer Discretionary                                                                          11,404
                                                                                                                  --------
              CONSUMER STAPLES (4.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
    20,600    Archer-Daniels-Midland Co.                                                                               793
                                                                                                                  --------
              DRUG RETAIL (0.3%)
    24,900    CVS Corp.                                                                                                781
                                                                                                                  --------
              FOOD RETAIL (0.6%)
    30,500    Kroger Co.                                                                                               686
    22,200    Safeway, Inc.                                                                                            652
                                                                                                                  --------
                                                                                                                     1,338
                                                                                                                  --------
              HOUSEHOLD PRODUCTS (1.1%)
    39,600    Procter & Gamble Co.                                                                                   2,510
                                                                                                                  --------
              HYPERMARKETS & SUPER CENTERS (0.8%)
    35,400    Wal-Mart Stores, Inc.                                                                                  1,745
                                                                                                                  --------
              PACKAGED FOODS & MEAT (0.2%)
    15,900    Smithfield Foods, Inc.*                                                                                  427
                                                                                                                  --------
              SOFT DRINKS (1.3%)
     5,800    Coca-Cola Co.                                                                                            271
    30,700    Coca-Cola Enterprises, Inc.                                                                              615
    17,600    Pepsi Bottling Group, Inc.                                                                               556
    24,300    PepsiCo, Inc.                                                                                          1,542
                                                                                                                  --------
                                                                                                                     2,984
                                                                                                                  --------
              Total Consumer Staples                                                                                10,578
                                                                                                                  --------
              ENERGY (5.6%)
              -------------
              INTEGRATED OIL & GAS (4.1%)
    26,300    Chevron Corp.                                                                                          1,767
    24,200    ConocoPhillips                                                                                         1,458
    65,800    Exxon Mobil Corp.                                                                                      4,700
    15,900    Hess Corp.                                                                                               674
    10,500    Marathon Oil Corp.                                                                                       907
                                                                                                                  --------
                                                                                                                     9,506
                                                                                                                  --------
              OIL & GAS DRILLING (0.6%)
    24,500    Patterson-UTI Energy, Inc.                                                                               569
     6,600    TODCO*                                                                                                   225
    10,800    Unit Corp.*                                                                                              501
                                                                                                                  --------
                                                                                                                     1,295
                                                                                                                  --------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
    22,100    Halliburton Co.                                                                                          715
                                                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES    SECURITY                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    16,800    Anadarko Petroleum Corp.                                                                            $    780
     6,100    Helix Energy Solutions Group, Inc.*                                                                      197
     5,200    XTO Energy, Inc.                                                                                         242
                                                                                                                  --------
                                                                                                                     1,219
                                                                                                                  --------
              OIL & GAS REFINING & MARKETING (0.1%)
     4,400    Tesoro Corp.                                                                                             281
                                                                                                                  --------
              Total Energy                                                                                          13,016
                                                                                                                  --------
              FINANCIALS (14.7%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
    18,000    Bank of New York Co., Inc.                                                                               619
     2,400    Franklin Resources, Inc.                                                                                 274
    11,400    Northern Trust Corp.                                                                                     669
                                                                                                                  --------
                                                                                                                     1,562
                                                                                                                  --------
              CONSUMER FINANCE (0.6%)
     6,800    Capital One Financial Corp.                                                                              540
     3,000    First Marblehead Corp.                                                                                   202
    14,500    SLM Corp.                                                                                                706
                                                                                                                  --------
                                                                                                                     1,448
                                                                                                                  --------
              DIVERSIFIED BANKS (0.9%)
     6,600    Wachovia Corp.                                                                                           366
    47,400    Wells Fargo & Co.                                                                                      1,720
                                                                                                                  --------
                                                                                                                     2,086
                                                                                                                  --------
              INVESTMENT BANKING & BROKERAGE (2.5%)
    38,200    Charles Schwab Corp.                                                                                     696
     7,400    Goldman Sachs Group, Inc.                                                                              1,405
    12,400    Lehman Brothers Holdings, Inc.                                                                           965
    15,500    Merrill Lynch & Co., Inc.                                                                              1,355
    17,700    Morgan Stanley                                                                                         1,353
                                                                                                                  --------
                                                                                                                     5,774
                                                                                                                  --------
              LIFE & HEALTH INSURANCE (1.0%)
    16,900    MetLife, Inc.                                                                                            965
     5,000    Nationwide Financial Services, Inc. "A"                                                                  255
    10,100    Principal Financial Group, Inc.                                                                          571
     4,000    Prudential Financial, Inc.                                                                               308
     3,200    Torchmark Corp.                                                                                          197
                                                                                                                  --------
                                                                                                                     2,296
                                                                                                                  --------
              MULTI-LINE INSURANCE (1.7%)
     4,300    American Financial Group, Inc.                                                                           206
    25,100    American International Group, Inc.                                                                     1,686
     9,300    Hartford Financial Services Group, Inc.                                                                  810
    10,400    HCC Insurance Holdings, Inc.                                                                             350
    19,700    Loews Corp.                                                                                              767
                                                                                                                  --------
                                                                                                                     3,819
                                                                                                                  --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.5%)
    53,800    Bank of America Corp.                                                                                  2,898
    62,700    Citigroup, Inc.                                                                                        3,145
    45,100    JPMorgan Chase & Co.                                                                                   2,140
                                                                                                                  --------
                                                                                                                     8,183
                                                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES    SECURITY                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.9%)
    16,700    Allstate Corp.                                                                                      $  1,025
    15,600    Axis Capital Holdings Ltd.                                                                               512
    12,400    W.R. Berkley Corp.                                                                                       457
                                                                                                                  --------
                                                                                                                     1,994
                                                                                                                  --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
    14,300    CB Richard Ellis Group, Inc. "A"*                                                                        429
                                                                                                                  --------
              REGIONAL BANKS (0.3%)
    10,300    PNC Financial Services Group, Inc.                                                                       721
                                                                                                                  --------
              REINSURANCE (0.5%)
     9,300    PartnerRe Ltd.                                                                                           650
    11,100    Reinsurance Group of America, Inc.                                                                       626
                                                                                                                  --------
                                                                                                                     1,276
                                                                                                                  --------
              REITs - MORTGAGE (0.5%)
    22,700    CapitalSource, Inc.                                                                                      630
    10,700    New Century Financial Corp.                                                                              421
                                                                                                                  --------
                                                                                                                     1,051
                                                                                                                  --------
              REITs - OFFICE (0.3%)
     7,100    Boston Properties, Inc.                                                                                  759
                                                                                                                  --------
              REITs - SPECIALIZED (0.2%)
    11,600    Rayonier, Inc.                                                                                           475
                                                                                                                  --------
              THRIFTS & MORTGAGE FINANCE (0.9%)
    21,400    Countrywide Financial Corp.                                                                              816
     4,800    Freddie Mac                                                                                              331
    13,800    IndyMac Bancorp, Inc.                                                                                    627
     4,600    Washington Mutual, Inc.                                                                                  195
                                                                                                                  --------
                                                                                                                     1,969
                                                                                                                  --------
              Total Financials                                                                                      33,842
                                                                                                                  --------
              HEALTH CARE (7.8%)
              ------------------
              BIOTECHNOLOGY (0.8%)
    18,900    Amgen, Inc.*                                                                                           1,434
     6,000    Genentech, Inc.*                                                                                         500
                                                                                                                  --------
                                                                                                                     1,934
                                                                                                                  --------
              HEALTH CARE DISTRIBUTORS (0.6%)
    12,200    Cardinal Health, Inc.                                                                                    799
    13,200    McKesson Corp.                                                                                           661
                                                                                                                  --------
                                                                                                                     1,460
                                                                                                                  --------
              HEALTH CARE EQUIPMENT (0.8%)
    14,100    Baxter International, Inc.                                                                               648
    10,000    Becton, Dickinson & Co.                                                                                  700
     8,800    Cytyc Corp.*                                                                                             233
     3,000    Zimmer Holdings, Inc.*                                                                                   216
                                                                                                                  --------
                                                                                                                     1,797
                                                                                                                  --------
              HEALTH CARE TECHNOLOGY (0.1%)
    17,300    Emdeon Corp.*                                                                                            201
                                                                                                                  --------

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                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES    SECURITY                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (1.6%)
    12,000    Coventry Health Care, Inc.*                                                                         $    563
    11,100    Humana, Inc.*                                                                                            666
    15,000    Sierra Health Services, Inc.*                                                                            514
    18,100    UnitedHealth Group, Inc.                                                                                 883
    10,500    WellCare Health Plans, Inc.*                                                                             617
     5,700    WellPoint, Inc.*                                                                                         435
                                                                                                                  --------
                                                                                                                     3,678
                                                                                                                  --------
              PHARMACEUTICALS (3.9%)
     5,200    Abbott Laboratories                                                                                      247
     7,200    Barr Pharmaceuticals, Inc.*                                                                              377
    18,000    Endo Pharmaceuticals Holdings, Inc.*                                                                     514
    12,600    Forest Laboratories, Inc.*                                                                               617
    39,100    Johnson & Johnson                                                                                      2,635
    34,000    Merck & Co., Inc.                                                                                      1,544
    96,800    Pfizer, Inc.                                                                                           2,580
     9,300    Schering-Plough Corp.                                                                                    206
     4,000    Wyeth                                                                                                    204
                                                                                                                  --------
                                                                                                                     8,924
                                                                                                                  --------
              Total Health Care                                                                                     17,994
                                                                                                                  --------
              INDUSTRIALS (8.1%)
              ------------------
              AEROSPACE & DEFENSE (2.3%)
    14,600    Boeing Co.                                                                                             1,166
    13,400    Honeywell International, Inc.                                                                            565
    10,300    Lockheed Martin Corp.                                                                                    895
    11,300    Northrop Grumman Corp.                                                                                   750
    15,700    Raytheon Co.                                                                                             784
    18,500    United Technologies Corp.                                                                              1,216
                                                                                                                  --------
                                                                                                                     5,376
                                                                                                                  --------
              AIR FREIGHT & LOGISTICS (0.1%)
     2,700    FedEx Corp.                                                                                              309
                                                                                                                  --------
              AIRLINES (0.4%)
    12,200    Alaska Air Group, Inc.*                                                                                  490
     8,900    AMR Corp.*                                                                                               252
    12,200    Southwest Airlines Co.                                                                                   183
                                                                                                                  --------
                                                                                                                       925
                                                                                                                  --------
              COMMERCIAL PRINTING (0.3%)
    18,600    R.R. Donnelley & Sons Co.                                                                                630
                                                                                                                  --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     6,400    Caterpillar, Inc.                                                                                        388
     5,000    Cummins, Inc.                                                                                            635
     4,500    Terex Corp.*                                                                                             233
                                                                                                                  --------
                                                                                                                     1,256
                                                                                                                  --------
              INDUSTRIAL CONGLOMERATES (1.5%)
    85,400    General Electric Co.                                                                                   2,998
    12,400    Tyco International Ltd.                                                                                  365
                                                                                                                  --------
                                                                                                                     3,363
                                                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES    SECURITY                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (1.1%)
    13,400    Dover Corp.                                                                                         $    637
     7,500    Eaton Corp.                                                                                              543
     8,200    Parker-Hannifin Corp.                                                                                    686
    19,200    Timken Co.                                                                                               577
                                                                                                                  --------
                                                                                                                     2,443
                                                                                                                  --------
              OFFICE SERVICES & SUPPLIES (0.3%)
     8,300    Herman Miller, Inc.                                                                                      285
    27,700    Steelcase, Inc.                                                                                          459
                                                                                                                  --------
                                                                                                                       744
                                                                                                                  --------
              RAILROADS (0.4%)
     6,200    CSX Corp.                                                                                                221
     8,800    Union Pacific Corp.                                                                                      798
                                                                                                                  --------
                                                                                                                     1,019
                                                                                                                  --------
              TRUCKING (1.1%)
     7,400    Con-way, Inc.                                                                                            349
    20,700    Laidlaw International, Inc.                                                                              601
    12,800    Ryder System, Inc.                                                                                       674
    21,900    Swift Transportation Co., Inc.*                                                                          551
    10,000    YRC Worldwide, Inc.*                                                                                     387
                                                                                                                  --------
                                                                                                                     2,562
                                                                                                                  --------
              Total Industrials                                                                                     18,627
                                                                                                                  --------
              INFORMATION TECHNOLOGY (8.5%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (1.4%)
    61,700    Cisco Systems, Inc.*                                                                                   1,489
    52,000    Motorola, Inc.                                                                                         1,199
    13,500    QUALCOMM, Inc.                                                                                           491
                                                                                                                  --------
                                                                                                                     3,179
                                                                                                                  --------
              COMPUTER HARDWARE (1.6%)
     2,600    Apple Computer, Inc.*                                                                                    211
    40,800    Hewlett-Packard Co.                                                                                    1,580
    21,400    International Business Machines Corp.                                                                  1,976
                                                                                                                  --------
                                                                                                                     3,767
                                                                                                                  --------
              COMPUTER STORAGE & PERIPHERALS (0.5%)
    23,600    Seagate Technology                                                                                       533
    32,100    Western Digital Corp.*                                                                                   587
                                                                                                                  --------
                                                                                                                     1,120
                                                                                                                  --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    12,700    Computer Sciences Corp.*                                                                                 671
    27,200    Electronic Data Systems Corp.                                                                            689
     8,600    Hewitt Associates, Inc.*                                                                                 216
                                                                                                                  --------
                                                                                                                     1,576
                                                                                                                  --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
    12,100    AVX Corp.                                                                                                191
    26,500    Vishay Intertechnology, Inc.*                                                                            357
                                                                                                                  --------
                                                                                                                       548
                                                                                                                  --------
              INTERNET SOFTWARE & SERVICES (0.5%)
     2,400    Google, Inc. "A"*                                                                                      1,143
                                                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES    SECURITY                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (0.2%)
    17,100    Accenture Ltd. "A"                                                                                  $    563
                                                                                                                  --------
              SEMICONDUCTORS (1.6%)
    36,000    Advanced Micro Devices, Inc.*                                                                            766
    21,900    Analog Devices, Inc.                                                                                     697
    26,300    Intel Corp.                                                                                              561
    51,000    Micron Technology, Inc.*                                                                                 737
    31,400    Texas Instruments, Inc.                                                                                  947
                                                                                                                  --------
                                                                                                                     3,708
                                                                                                                  --------
              SYSTEMS SOFTWARE (1.6%)
   114,300    Microsoft Corp.                                                                                        3,282
    16,400    Oracle Corp.*                                                                                            303
                                                                                                                  --------
                                                                                                                     3,585
                                                                                                                  --------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    11,200    Tech Data Corp.*                                                                                         441
                                                                                                                  --------
              Total Information Technology                                                                          19,630
                                                                                                                  --------
              MATERIALS (1.8%)
              ----------------
              COMMODITY CHEMICALS (0.5%)
    16,400    Celanese Corp. Delaware                                                                                  338
    23,900    Lyondell Chemical Co.                                                                                    614
     6,400    Westlake Chemical Corp.                                                                                  202
                                                                                                                  --------
                                                                                                                     1,154
                                                                                                                  --------
              DIVERSIFIED CHEMICALS (0.3%)
     9,300    Dow Chemical Co.                                                                                         379
     3,100    PPG Industries, Inc.                                                                                     212
                                                                                                                  --------
                                                                                                                       591
                                                                                                                  --------
              DIVERSIFIED METALS & MINING (0.4%)
     8,400    Phelps Dodge Corp.                                                                                       843
                                                                                                                  --------
              GOLD (0.1%)
     3,800    Freeport-McMoRan Copper & Gold, Inc. "B"                                                                 230
                                                                                                                  --------
              SPECIALTY CHEMICALS (0.1%)
     3,600    Albemarle Corp.                                                                                          234
                                                                                                                  --------
              STEEL (0.4%)
     8,100    Nucor Corp.*                                                                                             473
     8,400    United States Steel Corp.                                                                                568
                                                                                                                  --------
                                                                                                                     1,041
                                                                                                                  --------
              Total Materials                                                                                        4,093
                                                                                                                  --------
              TELECOMMUNICATION SERVICES (1.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
    54,000    AT&T, Inc.                                                                                             1,849
     4,600    BellSouth Corp.                                                                                          207
    42,500    Verizon Communications, Inc.                                                                           1,573
                                                                                                                  --------
                                                                                                                     3,629
                                                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES    SECURITY                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     4,800    Telephone & Data Systems, Inc.                                                                      $    235
     5,400    United States Cellular Corp.*                                                                            342
                                                                                                                  --------
                                                                                                                       577
                                                                                                                  --------
              Total Telecommunication Services                                                                       4,206
                                                                                                                  --------
              UTILITIES (1.6%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
    16,300    Edison International                                                                                     724
     2,600    Entergy Corp.                                                                                            223
    12,900    FirstEnergy Corp.                                                                                        759
     4,600    Pinnacle West Capital Corp.                                                                              220
                                                                                                                  --------
                                                                                                                     1,926
                                                                                                                  --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    10,700    Constellation Energy Group, Inc.                                                                         668
                                                                                                                  --------
              MULTI-UTILITIES (0.5%)
    14,300    CenterPoint Energy, Inc.                                                                                 221
    16,400    PG&E Corp.                                                                                               708
     9,600    Xcel Energy, Inc.                                                                                        212
                                                                                                                  --------
                                                                                                                     1,141
                                                                                                                  --------
              Total Utilities                                                                                        3,735
                                                                                                                  --------
              Total Common Stocks (cost: $132,408)                                                                 137,125
                                                                                                                  --------

 PRINCIPAL
    AMOUNT
   $(000)/
    SHARES
----------
              PREFERRED SECURITIES (0.7%)

              FINANCIALS (0.7%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     2,500    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                                   258
                                                                                                                  --------
              REINSURANCE (0.6%)
    20,000    Arch Capital Group Ltd., 8.00%, perpetual                                                                531
    10,000    Endurance Specialty Holdings Ltd., Series A, 7.75%, non-cumulative                                       258
      $500    Swiss Re Capital I L.P., 6.85%, perpetual(a),(b)                                                         523
                                                                                                                  --------
                                                                                                                     1,312
                                                                                                                  --------
              Total Financials                                                                                       1,570
                                                                                                                  --------
              Total Preferred Securities (cost: $1,494)                                                              1,570
                                                                                                                  --------

    NUMBER
 OF SHARES
----------
              EXCHANGE-TRADED FUNDS (8.1%)
   265,000    iShares MSCI EAFE Index Fund (cost: $18,068)                                                          18,627
                                                                                                                  --------
              Total Equity Securities (cost: $151,970)                                                             157,322
                                                                                                                  --------

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                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                         COUPON                            VALUE
     (000)    SECURITY                                                               RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------------
              BONDS (30.4%)

              CORPORATE OBLIGATIONS (18.5%)

              CONSUMER DISCRETIONARY (1.7%)
              -----------------------------
              BROADCASTING & CABLE TV (0.4%)
    $1,000    Univision Communications, Inc., Senior Notes                           3.50%       10/15/2007       $    974
                                                                                                                  --------
              HOMEBUILDING (0.5%)
     1,000    Lennar Corp., Senior Notes                                             7.63         3/01/2009          1,044
                                                                                                                  --------
              HOUSEHOLD APPLIANCES (0.2%)
       500    Stanley Works Capital Trust I, Bonds                                   5.90        12/01/2045(b)         475
                                                                                                                  --------
              PUBLISHING (0.6%)
     1,000    Gannett Co., Notes                                                     5.75         6/01/2011          1,010
       500    Scholastic Corp., Notes                                                5.00         4/15/2013            450
                                                                                                                  --------
                                                                                                                     1,460
                                                                                                                  --------
              Total Consumer Discretionary                                                                           3,953
                                                                                                                  --------
              ENERGY (1.1%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
       466    Merey Sweeny, LP, Senior Notes(a)                                      8.85        12/18/2019            555
                                                                                                                  --------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
       500    Seacor Holdings, Inc., Senior Notes                                    5.88        10/01/2012            488
                                                                                                                  --------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     1,000    Southwestern Energy Co., MTN                                           7.63         5/01/2027          1,045
                                                                                                                  --------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       575    K N Capital Trust III, Subordinated Debentures                         7.63         4/15/2028            539
                                                                                                                  --------
              Total Energy                                                                                           2,627
                                                                                                                  --------
              FINANCIALS (10.6%)
              ------------------
              CONSUMER FINANCE (1.1%)
     1,000    American Express Co., Subordinated Debentures                          6.80         9/01/2066(b)       1,065
     1,000    HSBC Finance Corp., Notes                                              5.50         1/19/2016          1,007
       500    Nelnet, Inc., Notes                                                    7.40         9/29/2036(b)         508
                                                                                                                  --------
                                                                                                                     2,580
                                                                                                                  --------
              DIVERSIFIED BANKS (1.1%)
     1,000    Key Bank N.A., Subordinated Notes                                      5.45         3/03/2016            997
       500    Mizuho Capital Investment 1 Ltd., Subordinated Bonds(a)                6.69         6/30/2016            506
     1,000    National Capital Trust II, Subordinated Notes(a)                       5.49        12/29/2049(b)         963
                                                                                                                  --------
                                                                                                                     2,466
                                                                                                                  --------
              LIFE & HEALTH INSURANCE (1.0%)
     1,000    Great-West Life & Annuity Insurance Co., Bonds(a)                      7.15         5/16/2046(b)       1,054
     1,000    Prudential Holdings, LLC, Bonds(a)                                     8.70        12/18/2023          1,237
                                                                                                                  --------
                                                                                                                     2,291
                                                                                                                  --------
              MULTI-LINE INSURANCE (1.4%)
     1,000    ILFC E-Capital Trust II, Bonds(a)                                      6.25        12/21/2065(b)       1,015
     1,000    ING Capital Funding Trust III, Guaranteed Bonds                        8.44        12/29/2049(b)       1,113

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                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                         COUPON                            VALUE
     (000)    SECURITY                                                               RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------------
    $  500    Oil Casualty Insurance Ltd., Subordinated Debentures(a)                8.00%        9/15/2034       $    504
       500    Oil Insurance Ltd., Notes(a)                                           7.56        12/29/2049(b)         522
                                                                                                                  --------
                                                                                                                     3,154
                                                                                                                  --------
              MULTI-SECTOR HOLDINGS (0.2%)
       500    Leucadia National Corp., Senior Notes                                  7.00         8/15/2013            506
                                                                                                                  --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     1,000    Citigroup, Inc., Notes                                                 7.25        10/01/2010          1,074
                                                                                                                  --------
              PROPERTY & CASUALTY INSURANCE (1.3%)
     1,000    Berkshire Hathaway Finance Corp., Senior Notes                         4.85         1/15/2015            973
       500    Fund American Companies, Inc., Notes                                   5.88         5/15/2013            500
              Markel Corp.,
       500       Senior Notes                                                        6.80         2/15/2013            522
       500       Senior Notes                                                        7.35         8/15/2034            542
       500    Ohio Casualty Corp., Notes                                             7.30         6/15/2014            535
                                                                                                                  --------
                                                                                                                     3,072
                                                                                                                  --------
              REGIONAL BANKS (1.7%)
       145    Colonial Bank, Subordinated Notes                                      8.00         3/15/2009            152
     1,000    First Republic Bank Corp., Subordinated Notes                          7.75         9/15/2012          1,087
     1,000    Fulton Capital Trust I, Notes                                          6.29         2/01/2036            971
       100    PNC Financial Services, Trust Preferred Securities, Series C           8.88         3/15/2027            106
       500    Popular North America Capital Trust I, Bonds                           6.56         9/15/2034            490
     1,000    TCF National Bank, Subordinated Notes                                  5.50         2/01/2016            995
                                                                                                                  --------
                                                                                                                     3,801
                                                                                                                  --------
              REITs - DIVERSIFIED (0.4%)
     1,000    Washington REIT, Senior Notes                                          5.25         1/15/2014            986
                                                                                                                  --------
              REITs - OFFICE (0.4%)
     1,000    Mack-Cali Realty, LP, Notes                                            5.25         1/15/2012            990
                                                                                                                  --------
              REITs - RESIDENTIAL (0.4%)
     1,000    ERP Operating, LP, Senior Notes                                        5.38         8/01/2016            991
                                                                                                                  --------
              THRIFTS & MORTGAGE FINANCE (1.1%)
     1,000    Countrywide Financial Corp., MTN, Series A, Bonds                      4.50         6/15/2010            973
       870    Independence Community Bank Corp., Subordinated Notes                  3.75(c)      4/01/2014            839
       710    Washington Mutual, Inc., Subordinated Notes                            4.63         4/01/2014            666
                                                                                                                  --------
                                                                                                                     2,478
                                                                                                                  --------
              Total Financials                                                                                      24,389
                                                                                                                  --------
              INDUSTRIALS (0.8%)
              ------------------
              BUILDING PRODUCTS (0.2%)
       500    Masco Corp., Notes                                                     6.13        10/03/2016            503
                                                                                                                  --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
       750    Ametek, Inc., Senior Notes                                             7.20         7/15/2008            766
                                                                                                                  --------
              TRUCKING (0.2%)
       500    Roadway Corp., Senior Notes                                            8.25        12/01/2008            521
                                                                                                                  --------
              Total Industrials                                                                                      1,790
                                                                                                                  --------

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                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                         COUPON                            VALUE
     (000)    SECURITY                                                               RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------------
              MATERIALS (0.4%)
              ----------------
              DIVERSIFIED CHEMICALS (0.4%)
    $1,000    ICI Wilmington, Inc., Notes                                            4.38%       12/01/2008       $    979
                                                                                                                  --------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     1,000    US Unwired, Inc., Secured Notes                                       10.00         6/15/2012          1,105
                                                                                                                  --------
              UTILITIES (3.4%)
              ----------------
              ELECTRIC UTILITIES (3.2%)
       500    Black Hills Corp., Notes                                               6.50         5/15/2013            506
     1,000    Entergy Louisiana, Inc., First Mortgage Bonds                          5.83        11/01/2010          1,003
     1,000    Entergy Mississippi, Inc., First Mortgage Bonds                        5.92         2/01/2016          1,002
     1,000    Monongahela Power Co., Notes, Series A                                 7.36         1/15/2010          1,053
       500    Nevada Power Co., Notes, Series O                                      6.50         5/15/2018            525
       781    Oglethorpe Power Corp., Senior Secured Facility Bonds                  6.97         6/30/2011            795
       418    Power Contract Financing, Senior Notes(a)                              6.26         2/01/2010            421
     1,000    PPL Energy Supply, LLC, Bonds, Series A                                5.70        10/15/2015            991
     1,000    Texas-New Mexico Power Co., Notes                                      6.13         6/01/2008          1,006
                                                                                                                  --------
                                                                                                                     7,302
                                                                                                                  --------
              GAS UTILITIES (0.2%)
       500    Energy Transfer Partners, LP, Senior Notes                             5.95         2/01/2015            505
                                                                                                                  --------
              Total Utilities                                                                                        7,807
                                                                                                                  --------
              Total Corporate Obligations (cost: $42,593)                                                           42,650
                                                                                                                  --------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.0%)(d)

              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
       450    PEMEX Finance Ltd., Notes                                              9.03         2/15/2011            483
                                                                                                                  --------
              FINANCIALS (2.8%)
              -----------------
              DIVERSIFIED BANKS (1.7%)
     1,000    BOI Capital Funding Number 3 LP, Guaranteed Bonds(a)                   6.11         1/29/2049(b)         987
       500    Landsbanki Islands hf, Notes(a)                                        6.10         8/25/2011            511
     1,000    MUFG Capital Finance 1 Ltd., Guaranteed Preferred Bonds                6.35         7/29/2049(b)       1,012
       880    Nordea Bank AB, Subordinated Notes(a)                                  5.42        12/29/2049(b)         850
       500    Skandinaviska Enskilda Banken AB, Bonds(a)                             5.47         3/29/2049(b)         482
                                                                                                                  --------
                                                                                                                     3,842
                                                                                                                  --------
              REGIONAL BANKS (0.4%)
     1,000    Glitnir Banki hf, Notes(a)                                             7.45         9/14/2049(b)       1,071
                                                                                                                  --------
              REINSURANCE (0.7%)
       500    Allied World Assurance Holdings, Ltd., Senior Notes                    7.50         8/01/2016            538
       500    Montpelier Re Holdings Ltd., Senior Notes                              6.13         8/15/2013            486
       500    Platinum Underwriters Finance, Inc., Notes                             7.50         6/01/2017            524
                                                                                                                  --------
                                                                                                                     1,548
                                                                                                                  --------
              Total Financials                                                                                       6,461
                                                                                                                  --------
              Total Eurodollar and Yankee Obligations (cost: $6,840)                                                 6,944
                                                                                                                  --------

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                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                          MARKET
    AMOUNT                                                                         COUPON                            VALUE
     (000)    SECURITY                                                               RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (1.7%)

              FINANCIALS (1.7%)
              -----------------
              ASSET-BACKED FINANCING (1.7%)
    $  421    Aerco Ltd., Series 2A, Class A4(a)                                     5.84%(c)     7/15/2025       $    409
     1,000    ARG Funding Corp., Series 2005-1A, Class A3(a)                         4.29         4/20/2011            976
       500    Bank One Issuance Trust, Notes, Series 2003, Class C-3                 4.77         2/16/2016            482
     1,000    Capital One Multi-Asset Execution Trust, Series 2004-C1, Class C1      3.40        11/16/2009            996
       985    Trinity Rail Leasing L.P., Series 2006-1A, Class A1(a)                 5.90         5/14/2036          1,011
                                                                                                                  --------
              Total Financials                                                                                       3,874
                                                                                                                  --------
              Total Asset-Backed Securities (cost: $3,848)                                                           3,874
                                                                                                                  --------
              COMMERCIAL MORTGAGE SECURITIES (6.8%)

              FINANCIALS (6.8%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (6.8%)
     1,000    Commercial Mortgage Asset Trust, Series 1999-C1, Class A4              6.98         1/17/2032          1,090
     1,000    Commercial Mortgage Trust, Pass-Through Certificates,
                 Series 2005- LP5, Class GMB1(a)                                     5.15         5/10/2043            992
     1,000    First Union National Bank Commercial Mortgage Trust,
                 Series 1999-C4, Class A2                                            7.39        12/15/2031          1,056
     1,000    GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2          6.07         6/10/2038          1,040
     1,000    Government Lease Trust, Series 1999-GSA1, Class A4(a)                  6.48         5/18/2011          1,030
              GS Mortgage Securities Corp. II,
     1,000       Series 2001-GL3A, Class A2(a)                                       6.45         8/05/2018          1,054
     1,000       Series 2003-C1, Class A2B                                           4.30         1/10/2040            969
              J.P. Morgan Chase Commercial Mortgage Securities Corp.,
     1,000       Series 2005-CB12, Class A3A1                                        4.82         9/12/2037            986
     1,000       Series 2006-LDP6, Class A-SB                                        5.49(c)      4/15/2043          1,013
     1,000    LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5             4.85         9/15/2031            985
       919    Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A2       7.56        11/15/2031            963
              Morgan Stanley Capital I, Inc.,
       500       Series 1998-XL1, Class H(a)                                         6.92(c)      6/03/2030            503
     1,000       Series 2006-HQ8, Class AAB                                          5.39(c)      3/12/2044          1,013
     1,000    Nationslink Funding Corp., Pass-Through Certificates,
                 Series 1999-1, Class F(a)                                           7.10(c)      1/20/2031          1,034
     1,000    Prudential Mortgage Capital Funding, LLC,
                 Series 2001-ROCK, Class B                                           6.76         5/10/2034          1,065
     1,000    Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A5     4.66         5/15/2044            972
                                                                                                                  --------
              Total Financials                                                                                      15,765
                                                                                                                  --------
              Total Commercial Mortgage Securities (cost: $15,708)                                                  15,765
                                                                                                                  --------
              U.S. TREASURY SECURITIES (0.4%)

              NOTES (0.4%)
     1,000    4.38%, 11/15/2008 (cost: $999)                                                                           994
                                                                                                                  --------
              Total Bonds (cost: $69,988)                                                                           70,227
                                                                                                                  --------
              MONEY MARKET INSTRUMENTS (0.9%)
              VARIABLE-RATE DEMAND NOTES (0.5%)

              UTILITIES (0.5%)
              ----------------
              MULTI-UTILITIES (0.5%)
     1,000    Sempra Energy ESOP(a)                                                  5.95        11/01/2014          1,000
                                                                                                                  --------

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                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                    MARKET
    NUMBER                                                                                                           VALUE
 OF SHARES    SECURITY                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.4%)

   957,317    SSgA Prime Money Market Fund, 5.19%(e)                                                              $    957
                                                                                                                  --------
              Total Money Market Instruments (cost: $1,957)                                                          1,957
                                                                                                                  --------

              TOTAL INVESTMENTS (COST: $223,915)                                                                  $229,506
                                                                                                                  ========

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USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            5. Repurchase agreements are valued at cost, which approximates market value.

            6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or

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           (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

               prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $7,561,000 and $1,970,000, respectively, resulting in net unrealized appreciation of $5,591,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $230,754,000 at October 31, 2006, and, in total, may not equal 100%.

        D. iSHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (b) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

        (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2006.

        (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

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           (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

        (e) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

        * Non-income-producing security for the 12 months preceding October 31, 2006.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

            ESOP   Employee Stock Ownership Plan
            MTN    Medium-Term Note
            REIT   Real Estate Investment Trust

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48449-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.